ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2015
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

8) ASSET RETIREMENT OBLIGATION

At December 31, 2015 Enerplus estimated the present value of its asset retirement obligation to be $206.4 million (December 31, 2014 – $288.7 million) based on a total undiscounted liability of $556.4 million (December 31, 2014 – $730.9 million). The asset retirement obligation was calculated using a weighted credit-adjusted risk-free rate of 5.91% at December 31, 2015 (December 31, 2014 – 5.92%). Enerplus' asset retirement obligation expenditures are expected to be incurred over the next 65 years with the majority between 2026 and 2055. For the year-ended December 31, 2015, changes in estimate related to decreases in estimated future abandonment and reclamation costs as a result of a lower cost environment.

($ thousands)	December 31, 2015	December 31, 2014

Balance, beginning of year	$288,692	$291,761
Change in estimates	(35,386)	4,378
Property acquisition and development activity	761	1,778
Divestments	(48,748)	(4,313)
Settlements	(14,935)	(19,409)
Accretion expense	15,975	14,497

Balance, end of year	$206,359	$288,692